TABLE OF CONENTS


USAA  Family  of  Funds                           1
President's   Message                             2
Investment  Review                                4
Financial Information:
   USAA S&P 500  Index  Fund
      Statement  of  Assets  and  Liabilities     6
      Statement of Operations                     7
      Statements of Changes in Net Assets         8
      Financial Highlights                        9
      Notes to Financial  Statements             10
   Equity 500 Index Portfolio
      Schedule of Portfolio Investments          13
      Statement  of  Assets  and  Liabilities    21
      Statement  of  Operations                  22
      Statements  of Changes in Net Assets       23
      Financial  Highlights                      24
      Notes to  Financial Statements             25

Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:
         USAA  Investment Management Company
         Attn: Report Mail
         9800  Fredericksburg  Road
         San Antonio,  TX  78284-8916
or phone a Mutual  Fund  Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA S&P 500 Index Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S.  Patent & Trademark Office.
(copyright)1997, USAA.   All rights reserved.



                    USAA Family of Funds Performance Summary
If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of June 30, 1997.


                                                       Average Annual Total Return(%)*
           Investment               Inception                                    Since
            Objective                 Date      1 yr       5 yrs     10 yrs    Inception
          -----------               -------    -----       -----     ------    ---------
Capital Appreciation
  Aggressive Growth                 10/19/81    -1.72      18.38      10.88          -
  Emerging Markets(1)                11/7/94    15.35          -          -      10.25
  Gold(1)                            8/15/84   -22.26       3.54      -4.75          -
  Growth                              4/5/71    21.60      16.94      11.97          -
  Growth & Income                     6/1/93    31.29          -          -      18.53
  International(1)                   7/11/88    21.81      15.39          -      11.77
  S&P 500 Index(4)+                   5/1/96    34.59          -          -      33.24
  World Growth(1)                    10/1/92    21.85          -          -      15.50


Asset Allocation
  Balanced Strategy(1)                9/1/95    22.38          -          -      15.48
  Cornerstone Strategy(1)            8/15/84    20.45      14.33       9.22          -
  Growth and Tax Strategy(2)**       1/11/89    15.72      11.23          -      10.45
  Growth Strategy(1)                  9/1/95    15.37          -          -      21.37
  Income Strategy                     9/1/95    14.48          -          -      10.36


Income u Taxable
  GNMA                                2/1/91     9.37       6.85          -       7.67
  Income                              3/4/74     8.21       7.44       9.45          -
  Income Stock                        5/4/87    20.77      14.21      12.89          -
  Short-Term Bond                     6/1/93     7.71          -          -       5.69


Income u Tax Exempt
  Long-Term(2)**                     3/19/82     9.22       6.71       8.09          -
  Intermediate-Term(2)**             3/19/82     8.20       6.76       7.54          -
  Short-Term(2)**                    3/19/82     5.50       4.80       5.59          -
  California Bond(2)**                8/1/89     8.90       7.13          -       7.58
  Florida Tax-Free Income(2)**       10/1/93     9.79          -          -       4.29
  New York Bond(2)**                10/15/90     8.86       6.46          -       8.31
  Texas Tax-Free Income(2)**          8/1/94    10.37          -          -       9.24
  Virginia Bond(2)**                10/15/90     8.50       6.93          -       8.08


Money Market
  Money Market(3)                     2/2/81     5.28       4.48       5.80          -
  Tax Exempt Money Market(2),(3)**    2/6/84     3.36       3.04       4.15          -
  Treasury Money Market Trust(3)      2/1/91     5.13       4.28          -       4.38
  California Money Market(2),(3)**    8/1/89     3.29       2.94          -       3.62
  Florida Tax-Free Money
    Market(2),(3)**                  10/1/93     3.26          -          -       3.04
  New York Money Market(2),(3)**    10/15/90     3.21       2.82          -       3.08
  Texas Tax-Free Money
    Market(2),(3)**                   8/1/94     3.31          -          -       3.33
  Virginia Money Market(2),(3)**    10/15/90     3.22       2.87          -       3.20


Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.
(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
(2) Some income may be subject to state or local taxes or the federal alternative minimum tax.
(3) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.
(4) S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or
     promoted by Standard & Poor's,   and  Standard  &  Poor's  makes  no
     representation   regarding  the advisability of investing in the product.

* Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.
** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an  investment  for  your IRA  because  the  majority  of
   its  income  is tax-exempt.   California,  Florida,  New  York,  Texas,  and
   Virginia  funds available to residents only.
+  Includes the $10 annual account maintenance fee through December 31, 1996.







                      THE PRESIDENT'S MESSAGE

The USAA S&P 500 Index Fund(1) has accumulated assets faster than any other mutual fund in the history of USAA Investment Management Company (IMCO). As I write this message, the Fund has a total value in excess of $485 million. This is both highly gratifying to us as money managers and highly important.

The importance of the fact that the Fund has achieved this size relates to the great interest that our competitors and the financial press have shown in the Fund. They have frequently suggested that our very low expense ratio was a marketing ploy to gain shareholders quickly. They pointed out that IMCO was reimbursing the Fund for some expenses in order to achieve that low expense ratio.

On that last point they were correct. But I have stated repeatedly these tenets of our relationship with our shareholders:

-We would offer an index fund only if we could make it a competitive investment.

-To be competitive an index fund must have a low expense ratio.

-Since small mutual funds have high expense ratios, a simple fact of arithmetic, we would have to begin by reimbursing some expenses.

-We have done this with other funds.

-We believe that we can grow our funds to the point where the reimbursement is no longer necessary.

-We have done it!

(Photo of the President, Michael J.C. Roth, appears here.)

At this writing the S&P 500 Index Fund is, in fact, covering all of its expenses with an expense ratio of .18%.(2) As it grows we shall have another money-making mutual fund, and you shall have an index fund that is as fine as any in the industry.

Sincerely,


Michael J. C. Roth, CFA
President and
Vice Chairman of the Board


P.S. Bankers Trust's Frank Salerno, who manages the USAA S&P 500 Index Fund, appears as a guest on the America Online's SAGE Chat program sage@aol.com on September 3. The one-hour "Chat" starts at 9:00 p.m. Eastern Time.



                        "To be competitive an index fund
                       must have a low expense ratio . . .
                                We have done it!"

(1) S&P 500 (registered trademark)is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.
(2) As of July 31, 1997, the Fund's total operating expenses are .18% with no reimbursement of expenses by the Fund Manager. The Manager is entitled to receive fees from the Fund only if the total operating expenses of the Fund and the Portfolio do not exceed .18% of the Fund's average net assets. The Manager will reimburse the Fund for any expenses in excess of .18% until May 1, 1998. A $10 annual account maintenance fee will be charged on accounts with balances less than $10,000 which may be higher or lower than that charged by other mutual funds.

For more complete information about the mutual funds managed and distributed by IMCO, including charges and expenses, please call for a prospectus. Read it carefully before you invest.





                            INVESTMENT REVIEW


USAA S&P 500 INDEX FUND*

OBJECTIVE: Seeks to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index.

INVESTMENT INSTRUMENTS: Primarily equity securities, consisting of common stock of current S&P 500 companies.

                                                  12/31/96         6/30/97
      Net Assets.............................. $179.1 MILLION  $407.0 MILLION
      Net Asset Value Per Share...............     $11.57          $13.83

      Average Annual Total Return as of 6/30/97
      December 31, 1996 to June 30, 1997............................... 20.46%+
      1 Year........................................................... 34.59%++
      Since Inception on May 1, 1996................................... 33.24%++
      + Total returns for periods of less than one year are not annualized. This six-month return is cumulative and does not include the account maintenance fee.
      ++ Includes the $10 annual account maintenance fee through December 31, 1996.







[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 Investment. The data points from the graph are as follows:




S&P 500 INDEX
Year               Amount
----------------------------
5/2/96**           10,000
  6/96             10,467
  7/96             10,004
  8/96             10,215
  9/96             10,789
 10/96             11,087
 11/96             11,924
 12/96             11,688
  1/97             12,417
  2/97             12,515
  3/97             12,002
  4/97             12,717
  5/97             13,494
  6/97             14,095


USAA S&P 500 Index Fund
Year               Amount
------------------------------
5/2/96**           10,000
  6/96             10,459
  7/96              9,998
  8/96             10,208
  9/96             10,778
 10/96             11,070
 11/96             11,914
 12/96             11,686
  1/97             12,403
  2/97             12,504
  3/97             11,977
  4/97             12,697
  5/97             13,478
  6/97             14,077



The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund compares to the S&P 500 Index, an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income
dividends   and  capital   gain distributions.  The performance  data quoted
represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.
  * S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.
 ** Date the Fund initially invested in securities represented by the Index.



[A pie chart is shown here depicting the Portfolio Mix as of June 30, 1997 of the S&P 500 Index Fund to be: Finance & Building - 16%, Other - 11%, Retail Trade - 5%, Utilities - 9%, Energy - 9%, Health Care -10%, Business Equipment & Services-10%, Consumer Non-Durables - 15%, Capital Goods - 15%]



Ten Largest Stock Holdings
(% of Portfolio)
 General Electric              3.11
 Coca-Cola                     2.45
 Exxon                         2.23
 Microsoft                     2.21
 Merck & Company               1.82
 Royal Dutch Petroleum         1.71
 Intel                         1.70
 Philip Morris Companies       1.57
 Procter & Gamble              1.40
 IBM                           1.31


USAA S&P 500 Index Fund
Statement of Assets and Liabilities

June 30, 1997


Assets
   Investment in Equity 500 Index Portfolio, at Value                    $ 403,007,369
   Receivable for Capital Shares Sold                                        4,244,112
                                                                         -------------
Total Assets                                                               407,251,481
                                                                         -------------

Liabilities
   Payable for Capital Shares Redeemed                                         224,958
   USAA Investment Management Company                                            2,643
   Accounts Payable and Accrued Expenses                                        66,690
                                                                         -------------
Total Liabilities                                                              294,291
                                                                         -------------
Net Assets Applicable to Capital Shares Outstanding                      $ 406,957,190
                                                                         =============

Represented By:
   Paid-in Capital                                                       $ 336,954,984
   Accumulated Undistributed Net Investment Income                              49,488
   Accumulated Net Realized Gain from Investments
      and Futures Transactions                                               8,802,838
   Net Unrealized Appreciation of Investments
      and Futures Contracts                                                 61,149,880
                                                                         -------------
Net Assets Applicable to Capital Shares Outstanding                      $ 406,957,190
                                                                         =============
Capital Shares Outstanding                                                  29,433,256
                                                                         =============
Net Asset Value, Redemption Price, and Offering Price Per Share          $       13.83
                                                                         =============


See Notes to Financial Statements on Page 10

USAA S&P 500 Index Fund
Statement of Operations

Six months ended June 30, 1997
(Unaudited)


Investment Income
   Income Allocated from Equity 500 Index Portfolio, net                 $   2,809,648
                                                                         -------------

Expenses
   Administration Fees                                                          17,803
   Custodian's Fees                                                              5,100
   Postage                                                                      11,156
   Shareholder Reporting Fees                                                    9,071
   Directors' Fees                                                               2,217
   Registration Fees                                                            95,079
   Audit Fees                                                                    4,474
   Legal Fees                                                                    1,800
   Other                                                                         3,360
                                                                         -------------
   Total Expenses                                                              150,060
   Expenses Reimbursed by Manager                                               (1,002)
                                                                         -------------
Net Expenses after Reimbursement                                               149,058
                                                                         -------------
Net Investment Income                                                        2,660,590
                                                                         -------------

Net Realized and Unrealized Gain on
      Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                            6,985,085
   Net Realized Gain from Futures Transactions                                 403,484
   Net Change in Unrealized Appreciation of Investments
      and Futures Contracts                                                 46,000,735
                                                                         -------------
Net Realized and Unrealized Gain on Investments
      and Futures Contracts                                                 53,389,304
                                                                         -------------
Net Increase in Net Assets from Operations                               $  56,049,894
                                                                         =============


See Notes to Financial Statements on Page 10

USAA S&P 500 Index Fund
Statements of Changes in Net Assets

Six months ended June 30, 1997 and
Eight months ended December 31, 1996
(Unaudited)


                                                        6/30/97            12/31/96*
                                                       --------            --------
From Operations
   Net Investment Income                            $    2,660,590     $    1,484,251
   Net Realized Gain from Investment
      and Futures Transactions                           7,388,569          1,414,269
   Net Change in Unrealized Appreciation
      of Investments and Futures Contracts             46,000,735          15,149,145
                                                    -------------      --------------
Net Increase in Net Assets from Operations             56,049,894          18,047,665
                                                    -------------      --------------

Distributions to Shareholders
   Net Investment Income                               (2,650,516)         (1,444,837)
                                                    -------------      --------------

From Capital Share Transactions
   Proceeds from Shares Sold                          205,003,547         177,897,878
   Shares Issued for Dividends Reinvested               1,974,161           1,086,693
   Cost of Shares Redeemed                            (32,492,456)        (16,514,839)
                                                    -------------      --------------
Net Increase in Net Assets from
   Capital Share Transactions                         174,485,252         162,469,732
                                                    -------------      --------------
Net Increase in Net Assets                            227,884,630         179,072,560

Net Assets
   Beginning of Period                                179,072,560             -
                                                    -------------      --------------
   End of Period                                    $ 406,957,190      $  179,072,560
                                                    =============      ==============

Undistributed Net Investment Income
      Included in Net Assets
   Beginning of Period                              $      39,414      $      -
                                                    =============      ==============
   End of Period                                    $      49,488      $       39,414
                                                    =============      ==============

Change in Shares Outstanding
   Shares Sold                                         16,407,111          16,887,079
   Shares Issued for Dividends Reinvested                 152,098              95,983
   Shares Redeemed                                     (2,604,872)         (1,504,143)
                                                    =============       =============
Increase in Shares Outstanding                         13,954,337          15,478,919
                                                    =============       =============
Authorized Shares of $.01 par value                    50,000,000          50,000,000
                                                    =============       =============


* Fund commenced operations May 1, 1996.

See Notes to Financial Statements on Page 10

USAA S&P 500 Index Fund
Financial Highlights

June 30, 1997
(Unaudited)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.


                                                         Six Months       Eight Months
                                                            Ended             Ended
                                                        June 30, 1997  December 31, 1996*
                                                        -------------  -------------------

Per Share Operating Performance
Net Asset Value at Beginning of Period                   $    11.57        $   10.00
                                                         ----------        ---------
Income from Investment Operations:
   Net Investment Income                                        .10              .12
   Net Realized and Unrealized Gain on Investments
        and Futures Transactions                               2.26             1.57

Total from Investment Operations                               2.36             1.69
Distributions from Net Investment Income                       (.10)            (.12)
                                                         ----------        ---------
Net Asset Value at End of Period                         $    13.83        $   11.57
                                                         ==========        =========

Total Return (%) **                                           20.46            16.90

Supplemental Data and Ratios
Net Assets at End of Period (000)                        $  406,957        $ 179,073
Ratios to Average Net Assets:
   Net Investment Income (%)                                   1.78(a)          2.09(a)
   Expenses, including Expenses of the
      Equity 500 Index Portfolio (%)                            .18(a)           .18(a)
   Decrease Reflected in Above Expense Ratio
      Due to Absorption of Expenses by
      Bankers Trust and the Manager (%)                         .07(a)           .15(a)

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Fund commenced operations May 1, 1996.
 ** Assumes reinvestment of all dividend income distributions during the period;
    does not reflect $10 annual account maintenance fee.


See Notes to Financial Statements on Page 10

USAA S&P 500 Index Fund
Notes to Financial Statements

June 30, 1997
(Unaudited)

(1) Summary of Significant Accounting Policies
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of eight separate funds. The information presented in this semiannual report pertains only to the S&P 500 Index Fund (the Fund). The Fund's primary investment objective is to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the Portfolio), an open-end management investment company advised by Bankers Trust Company which has the same investment objective as the Fund. At June 30, 1997, the Fund's investment was 16.17% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Valuation of Investments - The Fund records its investment in the Portfolio at value which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

B. Investment Income and Expenses - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. Federal Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Distributions - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Portfolio's realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 1996, the Fund had a capital loss carryover for federal income tax purposes of approximately $1,430,435 which, if not offset by subsequent capital gains, will expire in 2004. It is unlikely that the Board of Directors of the Fund will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 13, 1998, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, the Fund may borrow up to a maximum of 25% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 1997.

(3) Transactions with Manager
A. Administrative Fees - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. Prior to May 1, 1997, the Fund's administrative fee was computed at .02% of its annual average net assets. Beginning May 1, 1997, the Fund pays the Manager a monthly administrative fee which on an annual basis is equal to the lesser of .06% of the average annual net assets of the Fund or the amount that brings the Fund's total expense ratio to .18% of its annual average net assets, including the Fund's pro rata share of the expenses of the Portfolio.

The Manager has voluntarily agreed to reimburse expenses of the Fund to the extent necessary to limit the expenses of the Fund to .18% of its annual average net assets (including the Fund's pro rata share of the expenses of the Portfolio). Under the terms of a Third Party Feeder Fund Agreement between the Company (on behalf of the Fund), the Manager, and Bankers Trust, Bankers Trust has voluntarily agreed to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to .08% of its annual average net assets.

B. Transfer Agent's Fees - The Fund has entered into a Transfer Agency Agreement with USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, under which transfer agency services are provided to the Fund. The Fund does not pay for these services. The Transfer Agent assesses shareholders an annual account maintenance fee of $10 to cover costs of maintaining shareholder accounts. This fee is waived on accounts with a balance of $10,000 or more.

C. Underwriting Agreement - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Management Agreement - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Portfolio by Bankers Trust. While the Fund maintains its investment in the Portfolio, the Manager receives no fee for this service.

(4) Transactions with Affiliates
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 1997, the Association and its affiliates owned 8,119,641 shares (27.59%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

Equity 500 Index Portfolio
Schedule of Portfolio Investments

June 30, 1997
(Unaudited)

Shares          Security                  Value
------          --------                  -----

        COMMON STOCK - 98.92%
          Aerospace - 1.86%
 262,188  Boeing Co.                  $ 13,912,351
  26,222  General Dynamics Corp.         1,966,650
  70,145  Lockheed Martin Corp.          7,264,392
  75,976  McDonnell Douglas Corp.        5,204,356
  21,079  Northrop Grumman Corp.         1,851,000
  89,614  Raytheon Co.                   4,570,314
  73,524  Rockwell International Corp.   4,337,916
  86,112  United Technologies Corp.      7,147,296
                                      ------------
                                        46,254,275
                                      ------------
          Airlines - 0.30%
  32,602  AMR Corp.  (a)                 3,015,685
  28,949  Delta Air Lines,  Inc.         2,373,818
  47,100  Southwest Airlines Co.         1,218,713
  22,215  U.S. Airways Group Inc.(a)       777,525
                                      ------------
                                         7,385,741
                                      ------------
          Apparel, Textiles - 0.59%
  17,703  Charming Shoppes, Inc. (a)        92,388
  83,414  Corning Inc.                   4,639,904
  27,000  Fruit of the Loom,  Inc.
            Cl. A (a)                      837,000
  26,503  Liz Claiborne,  Inc.           1,235,702
  71,648  Nike,  Inc. Cl. B              4,182,452
  19,929  Reebok International Ltd. (a)    931,681
   7,711  Russell  Corp.                   228,438
   8,004  Springs Industries, Inc. Cl. A   422,211
   6,549  Stride Rite Corp.                 84,318
  23,515  V.F. Corp.                     2,001,714
                                      ------------
                                        14,655,808
                                      ------------
          Auto Related - 2.10%
  61,800  AutoZone,  Inc. (a)            1,456,162
 257,402  Chrysler Corp.                 8,446,003
  13,034  Cummins Engine Co., Inc.         919,712
  31,274  Dana Corp.                     1,188,412
  28,982  Eaton Corp.                    2,530,491
  22,344  Echlin, Inc.                     804,384
 407,064  Ford Motor Co.                15,366,666
 270,784  General  Motors Corp.         15,079,284
  65,426  Genuine Parts Co.              2,216,306
  32,580  PACCAR Inc.                    1,512,934
  31,043  Parker Hannifin Corp.          1,883,922
  26,496  Timken Co.                       942,264
                                      ------------
                                        52,346,540
                                      ------------
          Banks - 7.06%
  42,834  Ahmanson  (H.F.) & Co.         1,841,862
 200,634  Banc One Corp.                 9,718,209
 147,100  Bank of New York Company, Inc. 6,398,850
 261,572  BankAmerica Corp.             16,887,742
  55,867  BankBoston Corp.               4,025,916
  75,894  Barnett Banks, Inc.            3,984,435
 154,852  Chase Manhattan Corp.         15,030,322
 166,966  Citicorp                      20,129,838
  42,700  Comerica,  Inc.                2,903,600
  83,564  CoreStates Financial Corp.     4,491,565
  39,600  Fifth Third Bancorp            3,249,675
 117,736  First Chicago NBD Corp.        7,123,028
 101,750  First Union Corp.              9,411,875
  16,517  Golden West Financial Corp.    1,156,190
  49,984  Great Western Financial Corp.  2,686,640
  86,800  KeyCorp                        4,849,950
 100,524  Mellon Bank Corp.              4,536,145
  65,360  Morgan (J.P.) & Company, Inc.  6,821,950
  84,600  National  City Corp.           4,441,500
 261,404  NationsBank  Corp.            16,860,558
 135,308  Norwest Corp.                  7,611,075
  19,000  Republic New York Corp.        2,042,500
  74,060  SunTrust Banks,  Inc.          4,077,929
  53,588  U.S.  Bancorp                  3,436,331
  56,100  Wachovia Corp.                 3,271,331
  32,970  Wells Fargo & Co.              8,885,415
                                      ------------
                                       175,874,431
                                      ------------

          Beverages  - 3.87%
 185,080  Anheuser-Busch
            Companies,  Inc.             7,761,793
  10,319  Brown-Forman,  Inc. Cl. B        503,696
 906,422  Coca-Cola Co.                 61,183,485
  12,068  Coors (Adolph),  Inc. Cl. B      321,311
 560,494  PepsiCo,  Inc.                21,053,556
 138,537  Seagram Ltd.                   5,576,114
                                      ------------
                                        96,399,955
                                      ------------

          Building and  Construction - 0.76%
  14,083  Armstrong  World
            Industries,  Inc.            1,033,340
   7,290  Centex Corp.                     296,156
  10,366  Crane Co.                        433,428
   9,306  Fleetwood Enterprises,  Inc.     277,435
 176,751  Home Depot, Inc.              12,184,772
  63,711  Masco Corp.                    2,659,934
  13,650  Owens  Corning                   588,656
  35,230  Stanley  Works                 1,409,200
                                      ------------
                                        18,882,921
                                      ------------

          Building,  Forest  Products - 0.46%
  20,303  Boise  Cascade Corp.             716,950
  34,728  Champion International Corp.   1,918,722
  33,201  Georgia-Pacific Corp.          2,834,535
  24,554  Johnson Controls,  Inc.        1,008,249
   2,245  Kaufman & Broad Home Corp.        39,428
  37,458  Louisiana-Pacific  Corp.         791,300
   4,801  Potlatch  Corp.                  217,245
  73,794  Weyerhaeuser Co.               3,837,288
                                      ------------
                                        11,363,717
                                      ------------

          Chemicals and Toxic Waste - 2.95%
  40,304  Air Products & Chemical, Inc.  3,274,700
  99,340  Amgen,  Inc. (a)               5,774,137
  85,176  Dow Chemical Co.               7,420,959
 410,292  Du Pont (E.I.) de
            Nemours & Co.               25,797,109
  33,081  Eastman  Chemical Co.          2,100,643
   9,950  FMC Corp.  (a)                   790,403
  26,349  Grace (W.R.) & Co.             1,452,489
  24,296  Great Lakes Chemical Corp.     1,272,503
  36,514  Hercules, Inc.                 1,748,108
  29,702  Mallinckrodt,  Inc.            1,128,676
 215,020  Monsanto Co.                   9,259,299
  50,906  Morton International,  Inc.    1,536,725
  17,825  Nalco  Chemical Co.              688,491
  65,842  PPG Industries, Inc.           3,827,066
  18,238  Raychem Corp.                  1,356,451
  25,359  Rohm & Haas Co.                2,283,895
  43,500  Sigma-Aldrich  Corp.           1,525,219
  50,317  Union  Carbide  Corp.          2,368,044
                                      ------------
                                        73,604,917
                                      ------------

          Computer  Services - 1.24%
 121,200  3Com Corp.  (a)                5,454,000
  28,800  Adobe Systems, Inc.            1,009,800
 106,512  Automatic Data
            Processing, Inc.             5,006,064
  56,600  Cabletron  Systems,  Inc. (a)  1,602,487
 148,850  CUC  International,  Inc. (a)  3,842,191
  61,100  Dell  Computer  Corp.  (a)     7,175,431
  90,900  EMC Corp.  (a)                 3,545,100
  51,100  Parametric Technology Co. (a)  2,174,944
  65,315  Silicon Graphics, Inc. (a)       979,725
                                      ------------
                                        30,789,742
                                      ------------

          Computer  Software - 3.77%
 243,200  Cisco Systems,  Inc. (a)      16,324,800
 130,850  Computer  Associates
            International,  Inc.         7,286,709
 435,500  Microsoft Corp. (a)           55,036,312
 241,404  Oracle Corp. (a)              12,160,727
  93,300  Seagate  Technology,  Inc.(a)  3,282,994
                                      ------------
                                        94,091,542
                                      ------------
          Containers - 0.25%
  38,730  Avery Dennison Corp.           1,554,041
   3,054  Ball Corp.                        91,811
  51,850  Crown Cork & Seal
            Company, Inc.                2,770,734
  43,649  Stone Container Corp.(a)         624,726
  23,522  Temple-Inland, Inc.            1,270,188
                                      ------------
                                         6,311,500
                                      ------------

          Cosmetics and  Toiletries - 1.01%
   3,098  Alberto-Culver  Co. Cl. B         86,744
  53,128  Avon  Products,   Inc.         3,748,844
 202,808  Gillette  Co.                 19,216,058
  43,587  International Flavors
            & Fragrances, Inc.           2,201,143
                                      ------------
                                        25,252,789
                                      ------------

          Diversified - 1.44%
  54,869  Allegheny  Teledyne,  Inc.     1,481,463
  27,602  Ceridian Corp. (a)             1,166,184
  48,500  First Bank System,  Inc.       4,140,688
  42,200  Loews Corp.                    4,225,275
 151,278  Minnesota Mining &
            Manufacturing Co.           15,430,356
   3,927  NACCO Industries,  Inc. Cl. A    221,630
  52,564  Pall Corp.                     1,222,113
  56,315  Praxair, Inc.                  3,153,640
  24,020  SUPERVALU, Inc.                  828,690
  59,606  Textron,  Inc.                 3,956,348
                                      ------------
                                        35,826,387
                                      ------------

          Drugs - 6.74%
 233,966  American Home Products Corp.  17,898,399
 363,478  Bristol-Myers Squibb Co.      29,441,718
 203,070  Lilly (Eli) & Co.             22,198,089
 438,697  Merck & Company, Inc.         45,405,139
 234,604  Pfizer, Inc.                  28,035,178
 267,616  Schering-Plough Corp.         12,812,116
  98,586  Warner-Lambert Co.            12,249,311
                                      ------------
                                       168,039,950
                                      ------------

           Electrical Equipment - 4.61%
1,187,244  General Electric Co.         77,616,077
   49,000  General Instrument Corp. (a)  1,225,000
   21,272  General Signal Corp.            927,991
   16,465  Grainger (W.W.), Inc.         1,287,357
  370,740  Hewlett-Packard Co.          20,761,440
   41,823  ITT Corp. (a)                 2,553,817
   40,923  ITT Industries, Inc.          1,053,767
   61,132  Tyco International Ltd.       4,252,495
  226,310  Westinghouse Electric Corp.   5,233,419
                                      ------------
                                       114,911,363
                                      ------------

          Electronics - 4.65%
  53,641  Advanced Micro
           Devices, Inc. (a)             1,931,076
   6,027  Aeroquip-Vickers, Inc.           284,776
 102,406  AlliedSignal, Inc.             8,602,104
  87,473  AMP, Inc.                      3,651,998
  68,400  Applied Materials, Inc. (a)    4,843,575
 158,900  Emerson Electric Co.           8,749,431
  14,471  Harris Corp.                   1,215,564
 298,014  Intel Corp.                   42,262,110
  52,500  LSI Logic Corp. (a)            1,680,000
  79,600  Micron Technology, Inc. (a)    3,179,025
 215,842  Motorola, Inc.                16,403,992
  54,426  National Semiconductor
           Corp. (a)                     1,666,796
  97,401  Northern Telecom Ltd.          8,863,491
  17,325  Perkin-Elmer Corp.             1,378,420
  18,638  Scientific-Atlanta, Inc.         407,706
   8,438  Tektronix, Inc.                  506,280
  69,528  Texas Instruments, Inc.        5,844,698
  58,600  Thermo Electron Corp. (a)      1,992,400
  18,900  Thomas & Betts Corp.             993,431
  19,559  Western Atlas, Inc. (a)        1,432,697
                                      ------------
                                       115,889,570
                                      ------------

          Environmental Control - 0.38%
  80,535  Browning-Ferris
           Industries, Inc.              2,677,789
  82,500  Laidlaw, Inc. Cl. B            1,139,531
   7,526  Safety-Kleen Corp.               127,001
 170,358  Waste Management, Inc.         5,472,751
                                      ------------
                                         9,417,072
                                      ------------

          Financial Services - 4.45%
 172,566  American Express Co.          12,856,167
  19,552  Beneficial Corp.               1,389,414
  60,300  Charles Schwab Corp.           2,453,456
  32,100  Countrywide
           Credit Industries             1,001,119
  52,000  Equifax                        1,933,750
 387,964  Federal National
           Mortgage Assn.               16,924,929
 251,524  Federal Home Loan
           Mortgage Corp.                8,646,137
 163,000  First Data Corp.               7,161,813
  94,844  Fleet Financial Group, Inc.    5,998,883
  54,900  Green Tree Financial Corp.     1,955,813
  42,823  Hartford Financial
           Services Group                3,543,603
  35,358  Household International, Inc.  4,152,355
 121,417  MBNA Corp.                     4,446,898
 120,076  Merrill Lynch & Co., Inc.      7,159,532
 209,393  Morgan Stanley, Dean Witter,
           Discover & Co.                9,016,986
 121,233  PNC Bank Corp.                 5,046,324
  43,633  Salomon, Inc.                  2,427,086
 233,012  Travelers Group, Inc.         14,694,319
                                      ------------
                                       110,808,584
                                      ------------

          Food Services/Lodging - 0.56%
  48,919  Darden Restaurants, Inc.         443,328
 251,514  McDonald's Corp.              12,151,270
  50,462  Wendy's International, Inc.    1,308,858
                                      ------------
                                        13,903,456
                                      ------------

          Foods - 3.04%
 202,902  Archer-Daniels-Midland Co.     4,768,197
 168,054  Campbell Soup Co.              8,402,700
  87,616  ConAgra, Inc.                  5,618,376
  53,330  CPC International, Inc.        4,923,026
  56,719  General Mills, Inc.            3,693,825
 133,575  Heinz (H.J.) Co.               6,161,147
  44,394  Hershey Foods Corp.            2,455,543
  74,207  Kellogg Co.                    6,353,974
  26,400  Pioneer Hi-Bred
           International, Inc.           2,112,000
  49,584  Quaker Oats Co.                2,225,082
  35,105  Ralston-Purina Group           2,885,192
 174,587  Sara Lee Corp.                 7,267,184
  72,110  Sysco Corp.                    2,632,015
  59,817  Unilever N.V. ADR             13,040,106
  28,327  Whitman Corp.                    717,027
  37,292  Wrigley (WM) Jr. Co.           2,498,564
                                      ------------
                                        75,753,958
                                      ------------

          Forest Products and Paper - 0.05%
  16,800  Willamette Industries, Inc.    1,176,000
                                      ------------

          Healthcare - 1.12%
 281,122  Abbott Laboratories           18,764,894
 235,022  Columbia/HCA
           Healthcare Corp.              9,239,302
                                      ------------
                                        28,004,196
                                      ------------

          Hospital Supplies
           and Healthcare - 2.99%
  24,601  Allergan, Inc.                   782,619
  32,734  Alza Corp. (a)                   949,286
  25,777  Bard (C.R.), Inc.                936,027
  23,723  Bausch & Lomb, Inc.            1,117,946
  97,063  Baxter International, Inc.     5,071,542
  44,332  Becton, Dickinson & Co.        2,244,307
  21,282  Beverly Enterprises (a)          345,833
  49,750  Biomet, Inc.                     926,594
  73,700  Boston Scientific Corp. (a)    4,527,944
  39,400  Cardinal Health, Inc.          2,255,650
  26,900  Guidant Corp.                  2,286,500
 119,100  HEALTHSOUTH Corp. (a)          2,970,056
  56,600  Humana, Inc. (a)               1,308,875
 484,096  Johnson & Johnson             31,163,680
  19,160  Manor Care, Inc.                 625,095
  87,052  Medtronic, Inc.                7,051,212
  10,574  Shared Medical
           Systems Corp.                   570,996
  32,119  St. Jude Medical, Inc. (a)     1,252,641
 116,010  Tenet Healthcare Corp. (a)     3,429,546
  71,100  United Healthcare Corp.        3,697,200
  25,048  U.S. Surgical Corp.              933,038
                                      ------------
                                        74,446,587
                                      ------------

          Hotel/Motel - 0.34%
  58,200  HFS, Inc. (a)                  3,375,600
  87,841  Hilton Hotels Corp.            2,333,277
  45,990  Marriott International, Inc.   2,822,636
                                      ------------
                                         8,531,513
                                      ------------

          Household Furnishings - 0.18%
  26,912  Maytag Corp.                     703,076
  57,858  Newell Co.                     2,292,623
  28,739  Whirlpool Corp.                1,568,072
                                      ------------
                                         4,563,771
                                      ------------

          Household Products - 1.88%
  18,752  Clorox Co.                     2,475,264
 106,702  Colgate-Palmolive Co.          6,962,305
 246,170  Procter & Gamble Co.          34,771,513
  54,502  Rubbermaid, Inc.               1,621,435
  26,596  Tupperware Corp.                 970,754
                                      ------------
                                        46,801,271
                                      ------------

          Insurance - 3.63%
  55,759  Aetna, Inc.                    5,708,328
 158,150  Allstate Corp.                11,544,950
  91,751  American General Corp.         4,381,110
 170,567  American International
           Group, Inc.                  25,478,446
  56,350  Aon Corp.                      2,916,112
  61,872  Chubb Corp.                    4,137,690
  27,033  CIGNA Corp.                    4,798,357
  72,100  Conseco, Inc.                  2,667,700
  31,278  General Re Corp.               5,692,596
  20,577  Jefferson-Pilot Corp.          1,437,818
  34,410  Lincoln National Corp.         2,215,144
  60,124  Marsh & McLennan
           Companies, Inc.               4,291,350
  18,200  MBIA, Inc.                     2,053,187
  45,800  MGIC Investment Corp.          2,195,538
  39,898  Providian Financial            1,281,723
  49,502  SAFECO Corp.                   2,311,125
  33,030  St. Paul Companies, Inc.       2,518,538
  28,434  Torchmark Corp.                2,025,923
  50,700  UNUM Corp.                     2,129,400
  31,717  USF&G Corp.                      761,208
                                      ------------
                                        90,546,243
                                      ------------

          Leisure Related - 1.15%
  25,714  American Greetings Corp.         954,632
  26,742  Brunswick Corp.                  835,688
 247,357  Disney (Walt) Co.             19,850,399
  19,839  Harcourt General, Inc.           944,832
  38,615  Harrah's
           Entertainment, Inc. (a)         704,724
  52,387  Hasbro, Inc.                   1,486,481
   6,139  Jostens, Inc.                    164,218
 112,465  Mattel, Inc.                   3,809,752
                                      ------------
                                        28,750,726
                                      ------------

          Machinery - 1.48%
  35,771  Black & Decker Corp.           1,330,234
  13,082  Briggs & Stratton Corp.          654,100
  29,500  Case Corp.                     2,031,812
  69,282  Caterpillar Inc.               7,439,155
   8,147  Cincinnati Milacron, Inc.        211,313
  42,948  Cooper Industries, Inc.        2,136,663
  93,123  Deere & Co.                    5,110,125
  40,904  Dover Corp.                    2,515,596
  68,382  Dresser Industries, Inc.       2,547,230
  31,430  Echo Bay Mines Ltd. (a)          180,723
  15,647  Giddings & Lewis, Inc.           326,631
  20,722  Harnischfeger Industries, Inc.   859,963
  94,192  Illinois Tool Works, Inc.      4,703,713
  44,331  Ingersoll-Rand Co.             2,737,439
  20,392  Millipore Corp.                  897,248
  11,758  Navistar International Corp. (a) 202,826
  15,494  Snap-On, Inc.                    610,076
  41,872  TRW Inc.                       2,378,853
                                      ------------
                                        36,873,700
                                      ------------

          Metals - 1.21%
  79,836  Alcan Aluminum Ltd.            2,769,311
  68,400  Aluminum Company
           of America                    5,155,650
  68,935  Armco, Inc. (a)                  267,123
  17,349  Asarco, Inc.                     531,313
 149,400  Barrick Gold Corp.             3,286,800
  48,600  Battle Mountain Gold Co.         276,413
  44,249  Bethlehem Steel Corp. (a)        461,849
  31,994  Cyprus Amax Minerals Co.         783,853
  43,808  Engelhard Corp.                  917,230
  33,500  Freeport-McMoRan
           Copper & Gold, Inc. Cl. B     1,042,688
  69,743  Homestake Mining Co.             911,018
  62,966  Inco Ltd.                      1,892,915
  18,203  Inland Steel Industries, Inc.    475,553
  57,710  Newmont Mining Corp.           2,250,690
  35,494  Nucor Corp.                    2,005,411
  25,108  Phelps Dodge Corp.             2,138,888
  98,104  Placer Dome, Inc.              1,606,453
  25,549  Reynolds Metals Co.            1,820,366
  33,077  USX-U.S. Steel Group, Inc.     1,159,762
  22,279  Worthington Industries, Inc.     407,984
                                      ------------
                                        30,161,270
                                      ------------

          Miscellaneous - 0.10%
       1  ACNielsen Corp. (a)                   20
  60,879  C ognizant Corp.               2,465,599
                                      ------------
                                         2,465,619
                                      ------------

          Office Equipment
           and Computers - 2.99%
  35,857  Amdahl Corp. (a)                 313,749
  50,442  Apple Computer, Inc. (a)         718,798
  20,214  Autodesk, Inc.                   774,449
  99,613  Compaq Computer Corp. (a)      9,886,590
  27,186  Computer Sciences Corp. (a)    1,960,790
  20,545  Data General Corp. (a)           534,170
  61,432  Digital Equipment Corp. (a)    2,176,996
  46,219  Honeywell, Inc.                3,506,867
  55,462  Ikon Office Solutions, Inc.    1,383,084
   9,046  Intergraph Corp. (a)              76,891
 363,182  IBM Corp.                     32,754,477
  24,179  Moore Corp. Ltd.                 476,024
 130,292  Novell, Inc. (a)                 903,901
  52,798  Pitney Bowes, Inc.             3,669,461
 134,056  Sun Microsystems, Inc. (a)     4,989,397
  31,960  Tandem Computers,
           Inc. (a)                        647,190
  61,699  Unisys Corp. (a)                 470,455
 117,635  Xerox Corp.                    9,278,460
                                      ------------
                                        74,521,749
                                      ------------

          Oil Related - 9.00%
  34,793  Amerada Hess Corp.             1,933,186
 181,102  Amoco Corp.                   15,744,555
  20,687  Ashland Inc.                     959,360
 117,050  Atlantic Richfield Co.         8,252,025
  52,644  Baker Hughes, Inc.             2,036,665
  45,800  Burlington Resources, Inc.     2,020,925
 237,466  Chevron Corp.                 17,557,642
 902,514  Exxon Corp.                   55,504,611
  31,181  Fluor Corp.                    1,720,801
  18,138  Foster Wheeler Corp.             734,589
  47,490  Halliburton Co.                3,763,582
  10,708  Helmerich & Payne, Inc.          617,048
  17,432  Kerr-McGee Corp.               1,104,753
  10,762  Louisiana Land
           & Exploration Co.               614,779
  26,387  McDermott International, Inc.    770,171
 286,742  Mobil Corp.                   20,036,097
  52,228  NorAm Energy Corp.               796,477
 119,014  Occidental Petroleum Corp.     2,982,788
  27,779  Oryx Energy Co. (a)              586,831
  18,454  Pennzoil Co.                   1,416,344
  95,806  Phillips Petroleum Co.         4,191,513
  32,700  Rowan Companies, Inc. (a)        921,731
 782,404  Royal Dutch Petroleum Co.     42,543,218
  20,969  Santa Fe Energy
           Resources, Inc. (a)             307,982
  89,181  Schlumberger Ltd.             11,147,625
  26,545  Sun Co, Inc.                     822,895
  64,634  Tenneco, Inc.                  2,920,649
  99,661  Texaco, Inc.                  10,838,134
  91,148  Union Pacific Resources
           Group Inc.                    2,267,307
  90,737  Unocal Corp.                   3,521,730
 104,564  USX-Marathon Group             3,019,286
  61,918  Williams Companies, Inc.       2,708,913
                                      ------------
                                       224,364,212
                                      ------------

          Paper - 0.84%
  12,631  Bemis Company, Inc.              546,291
 110,744  International Paper Co.        5,378,005
  36,835  James River Corp.              1,362,895
 203,430  Kimberly-Clark Corp.          10,120,643
  23,051  Mead Corp.                     1,434,925
  27,303  Union Camp Corp.               1,365,150
  27,360  Westvaco Corp.                   860,130
                                      ------------
                                        21,068,039
                                      ------------

          Pharmaceuticals - 0.27%
 191,632  Pharmacia & Upjohn, Inc.       6,659,212
                                      ------------

          Photography and Optical - 0.41%
 119,526  Eastman Kodak Co.              9,173,621
  17,582  Polaroid Corp.                   975,801
                                      ------------
                                        10,149,422
                                      ------------

          Printing and Publishing - 1.20%
  32,991  Deluxe Corp.                   1,125,818
  56,252  Donnelley (R.R.) & Sons Co.    2,060,230
  26,972  Dow Jones & Co., Inc.          1,083,937
  62,179  Dun & Bradstreet Corp.         1,632,199
  50,496  Gannett Co., Inc.              4,986,480
   3,604  Harland (John H.) o.              82,216
  36,626  Knight-Ridder, Inc.            1,796,963
  40,030  McGraw-Hill Companies, Inc.    2,354,264
   9,072  Meredith Corp.                   263,088
  33,184  New York Times Co. Cl. A       1,642,608
 185,015  Time Warner, Inc.              8,926,974
  26,929  Times Mirror Co. Cl. A         1,487,827
  51,096  Tribune Co.                    2,455,802
                                      ------------
                                        29,898,406
                                      ------------

          Professional Services - 0.41%
  36,835  Block (H&R), Inc.              1,187,929
  16,700  Ecolab, Inc.                     797,425
   8,925  EG&G, Inc.                       200,813
  26,307  Interpublic Group
            of Companies, Inc.           1,612,948
  22,226  National Service Industries    1,082,128
  92,892  Service Corporation
           International                 3,053,825
  24,543  Transamerica Corp.             2,296,304
                                      ------------
                                        10,231,372
                                      ------------

          Railroads - 0.83%
  58,262  Burlington Northern
           Santa Fe Corp.                5,236,297
  83,632  CSX Corp.                      4,641,576
  43,851  Norfolk Southern Corp.         4,417,988
  89,747  Union Pacific Corp.            6,327,164
                                      ------------
                                        20,623,025
                                      ------------

          Real Estate - 0.02%
  11,166  Pulte Corp.                      385,925
                                      ------------

          Retail - 4.07%
  94,302  Albertson's, Inc.              3,442,023
  57,818  American Stores Co.            2,854,764
  36,146  Circuit City Stores, Inc.      1,285,442
  82,799  Costco Companies, Inc. (a)     2,722,017
  60,519  CVS Corp.                      3,101,599
  79,108  Dayton Hudson Corp.            4,207,557
  41,997  Dillard's Department
           Stores, Inc. Cl. A            1,454,146
  77,200  Federated Department
           Stores, Inc. (a)              2,682,700
   6,779  Fleming Companies, Inc.          122,022
  97,914  Gap, Inc.                      3,806,407
  18,693  Giant Food, Inc.                 609,859
   8,825  Great Atlantic & Pacific
           Tea Co., Inc.                   239,930
 183,303  Kmart Corp. (a)                2,245,462
  92,320  Kroger Co. (a)                 2,677,280
 101,247  Limited, Inc.                  2,050,252
  11,926  Longs Drug Stores, Inc.          312,312
  63,994  Lowe's Companies, Inc.         2,375,777
  84,498  May Department Stores Co.      3,992,530
   8,830  Mercantile Stores
           Company, Inc.                   555,738
  32,029  Nordstrom, Inc.                1,571,423
  90,050  Penney (J.C.) Company, Inc.    4,699,484
  17,012  Pep Boys-Manny, Moe & Jack       579,471
  45,401  Rite Aid Corp.                 2,264,375
 139,609  Sears, Roebuck & Co.           7,503,984
  64,574  Sherwin-Williams Co.           1,993,722
  24,383  Tandy Corp.                    1,365,448
  64,908  TJX Companies, Inc.            1,711,948
 105,118  Toys 'R' Us, Inc. (a)          3,679,130
  90,934  Walgreen Co.                   4,876,336
 823,448  Wal-Mart Stores, Inc.         27,842,836
  47,080  Winn-Dixie Stores, Inc.        1,753,730
  39,522  Woolworth Corp. (a)              948,528
                                      ------------
                                       101,528,232
                                      ------------

          Telecommunications - 4.00%
       1  360 Communications Co.(a)             17
 190,335  Airtouch
           Communications, Inc. (a)      5,210,421
  59,900  Alltel Corp.                   2,002,906
 198,952  Ameritech Corp.               13,516,301
  34,576  Andrew Corp. (a)                 972,450
  76,200  Bay Networks, Inc. (a)         2,024,062
 103,062  Comcast Corp. Cl. A            2,202,950
  40,890  DSC Communications Corp.(a)      909,802
  61,800  Frontier Corp.                 1,232,138
 347,036  GTE Corp.                     15,226,205
   9,706  King World Productions, Inc.     339,710
 232,541  Lucent Technologies, Inc.     16,757,486
 248,020  MCI Communications Corp.       9,494,516
 159,300  NYNEX Corp.                    9,179,663
 217,416  Tele-Communications, Inc.
           Cl. A (a)                     3,234,063
  65,600  Tellabs, Inc. (a)              3,665,400
 109,349  Viacom, Inc. Cl. B (a)         3,280,470
 324,500  WorldCom, Inc. (a)            10,384,000
                                      ------------
                                        99,632,560
                                      ------------

          Tire and Rubber - 0.21%
  20,651  Cooper Tire & Rubber Co.         454,322
  23,352  Goodrich (B.F.) Co.            1,011,434
  60,536  Goodyear Tire & Rubber Co.     3,832,686
                                      ------------
                                         5,298,442
                                      ------------

          Tobacco - 1.74%
  68,874  Fortune Brands, Inc.           2,569,861
 880,398  Philip Morris
           Companies, Inc.              39,067,661
  66,707  UST, Inc.                      1,851,119
                                      ------------
                                        43,488,641
                                      ------------

          Trucking, Shipping - 0.17%
  13,982  Caliber System, Inc.             520,829
  42,350  Federal Express Corp. (a)      2,445,713
  36,017  Ryder System, Inc.             1,188,561
                                      ------------
                                         4,155,103
                                      ------------

          Utilities - 6.54%
  59,310  American Electric Power Co.    2,491,020
 598,506  AT&T Corp.                    20,985,117
  44,425  Baltimore Gas
           & Electric Co.                1,185,592
 159,139  Bell Atlantic Corp.           12,074,672
 362,232  BellSouth Corp.               16,798,509
  45,928  Carolina Power & Light Co.     1,647,667
  93,330  Central & South West Corp.     1,983,262
  51,122  CINergy Corp.                  1,779,685
  37,766  Coastal Corp.                  2,008,679
  22,435  Columbia Gas System, Inc.      1,463,884
  93,036  Consolidated Edison
           Company of New York, Inc.     2,738,747
  40,005  Consolidated Natural Gas Co.   2,152,769
  69,206  Dominion Resources, Inc.       2,534,670
  45,076  DTE Energy Co.                 1,245,224
 130,795  Duke Power Co.                 6,269,985
   4,142  Eastern Enterprises              143,676
 149,070  Edison International           3,708,116
  99,666  Enron Corp.                    4,067,619
  17,124  ENSERCH Corp.                    381,009
 100,207  Entergy Corp.                  2,743,167
  63,294  FPL Group, Inc.                2,915,480
  52,400  GPU, Inc.                      1,879,850
 104,356  Houston Industries, Inc.       2,237,132
  42,042  Niagara Mohawk
           Power Corp. (a)                 359,985
  11,069  NICOR, Inc.                      397,100
  17,544  Northern States Power Co.        907,902
  63,984  Ohio Edison Co.                1,395,651
  12,891  ONEOK, Inc.                      414,929
  23,768  Pacific Enterprises              799,199
  92,789  PacifiCorp                     2,041,358
  99,584  PECO Energy Co.                2,091,264
   5,955  People's Energy Corp.            222,940
 167,905  PG&E Corp.                     4,071,696
  45,100  PP&L Resources, Inc.             899,181
  97,894  Public Service Enterprise
           Group, Inc.                   2,447,350
 331,514  SBC Communications, Inc.      20,512,429
  35,010  Sonat, Inc.                    1,794,262
 240,658  Southern Co.                   5,264,394
 132,182  Sprint Corp.                   6,956,078
  83,665  Texas Utilities Co.            2,881,213
  89,125  Unicom Corp.                   1,983,031
  29,320  Union Electric Co.             1,104,998
 175,228  U.S. West, Inc. -
           Communications Group          6,603,905
 223,428  U.S. West, Inc. -
           Media Group (a)               4,524,417
                                      ------------
                                       163,108,813
                                      ------------
Total Common Stock
(Cost $1,643,024,982)                2,465,198,267
                                     -------------

        Short-Term Instruments - 1.05%
           Mutual Funds - 0.83%
20,797,078 BT Institutional Cash
            Management Fund,
            5.47%, 7/01/97              20,797,078
                                     -------------

 Principal
   Amount
 ---------

U.S. Treasury Bills - 0.22%
$  395,000  5.18%, 7/03/97 (b)             394,889
 5,005,000  5.19%, 9/04/97 (b)           4,959,274
                                     -------------
                                         5,354,163
                                     -------------

Total Short-Term Instruments
(Cost $26,152,152)                      26,151,241
                                     -------------

Total Investments
(Cost $1,669,177,134) - 99.97%       2,491,349,508
Other Assets Less Liabilities - 0.03%      858,533
                                    --------------
Net Assets - 100%                   $2,492,208,041
                                    ==============

---------------------------------------------------
(a) Non-income producing security.
(b) Held as collateral for futures contracts.

See Notes to Financial Statements on Page 25

Equity 500 Index Portfolio
Statement of Assets and Liabilities

June 30, 1997
(Unaudited)


Assets
   Investments, at Value (Cost of $1,669,177,134)                     $   2,491,349,508
   Dividends and Interest Receivable                                          3,126,038
   Prepaid Expenses                                                               3,492
                                                                      -----------------
Total Assets                                                              2,494,479,038
                                                                      -----------------

Liabilities
   Due to Bankers Trust                                                         163,648
   Due to Custodian                                                               1,393
   Payable for Securities Purchased                                           1,893,566
   Variation Margin Payable                                                     199,395
   Accrued Expenses and Other                                                    12,995
                                                                      -----------------
Total Liabilities                                                             2,270,997
                                                                      -----------------
Net Assets                                                            $   2,492,208,041
                                                                      =================

Composition of Net Assets
   Paid-in Capital                                                    $   1,670,361,742
   Net Unrealized Appreciation on Investments                               822,172,374
   Net Unrealized Depreciation on Futures Contracts                            (326,075)
                                                                      -----------------
Net Assets                                                            $   2,492,208,041
                                                                      =================

See Notes to Financial Statements on Page 25

Equity 500 Index Portfolio
Statement of Operations

Six months ended June 30, 1997
(Unaudited)


Investment Income
   Dividends (net of foreign withholding tax of $132,101)                $   20,059,204
   Interest                                                                   1,268,743
                                                                         --------------
Total Investment Income                                                      21,327,947
                                                                         --------------

Expenses
   Advisory Fees                                                              1,095,075
   Administration and Services Fees                                             547,538
   Professional Fees                                                             13,649
   Trustees Fees                                                                  1,050
   Miscellaneous                                                                  2,494
                                                                         --------------
   Total Expenses                                                             1,659,806
   Less:  Expenses Absorbed by Bankers Trust                                   (783,746)
                                                                         --------------
      Net Expenses                                                              876,060
                                                                         --------------
Net Investment Income                                                        20,451,887
                                                                         --------------

Realized and Unrealized Gain
      on Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                            47,419,332
   Net Realized Gain from Futures Transactions                                3,030,532
   Net Change in Unrealized Appreciation on Investments                     342,809,986
   Net Change in Unrealized Depreciation on Futures Contracts                  (208,875)
                                                                         --------------
Net Realized and Unrealized Gain on Investments
   and Futures Contracts                                                    393,050,975
                                                                         --------------
Net Increase in Net Assets from Operations                               $  413,502,862
                                                                         ==============

See Notes to Financial Statements on Page 25

Equity 500 Index Portfolio
Statements of Changes in Net Assets

Six months ended June 30, 1997 and
Year ended December 31, 1996
(Unaudited)

                                                        6/30/97            12/31/96
                                                        -------            --------
Increase in Net Assets from:

Operations
   Net Investment Income                            $     20,451,887   $     33,117,570
   Net Realized Gain from Investments
      and Futures Transactions                            50,449,864         21,413,687
   Net Change in Unrealized Appreciation
      on Investments and Futures Contracts               342,601,111        267,538,386
                                                    ----------------   ----------------
Net Increase in Net Assets from Operations               413,502,862        322,069,643
                                                    ----------------   ----------------

Capital Transactions
   Proceeds from Capital Invested                        660,209,657        854,711,041
   Value of Capital Withdrawn                           (506,728,044)      (332,293,144)
                                                    ----------------   ----------------

Net Increase in Net Assets from
   Capital Transactions                                  153,481,613        522,417,897
                                                    ----------------   ----------------
Total Increase in Net Assets                             566,984,475        844,487,540

Net Assets
Beginning of Period                                    1,925,223,566      1,080,736,026
                                                    ----------------   ----------------
End of Period                                       $  2,492,208,041   $  1,925,223,566
                                                    ================   ================


See Notes to Financial Statements on Page 25

Equity 500 Index Portfolio
Financial Highlights

June 30, 1997
(Unaudited)

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


Supplemental Data and Ratios:


                        Six Months Ended               Year ended December 31,
                                                       -----------------------
                          June 30, 1997      1996         1995       1994        1993
                          -------------      ----         ----       ----        ----
Net Assets, End
   of Period (000)        $ 2,492,208   $ 1,925,224  $  1,080,736  $ 559,772  $  151,805
Ratios to Average Net Assets:
Net Investment Income (%)        1.87 *        2.20          2.52       2.84        2.67
Expenses (%)                      .08 *         .10           .10        .10         .10
Decrease Reflected
   in Above Expense
   Ratio Due to
   Absorption of
   Expenses by
   Bankers Trust (%)              .07 *         .05           .05        .06         .10
Portfolio Turnover Rate (%)         6            15             6         21          31
Average Commission
   Per Share**            $      .025   $      .023

 * Annualized
** For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose  its average  commission  rate per share for  security  trades on which commissions are charged.


See Notes to Financial Statements on Page 25

Equity 500 Index Portfolio
Notes to Financial Statements

June 30, 1997
(Unaudited)

(1)   Organization and Significant Accounting Policies
A. Organization
The Equity 500 Index Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the Trustees) to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

(2)   Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company (Bankers Trust). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $547,538.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $1,095,075.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $783,746.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended June 30, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $169,740.

(3)   Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1997, were $394,246,882 and $126,706,581, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1997 was $1,680,085,503. The aggregate gross unrealized appreciation was $828,647,371, and the aggregate gross unrealized depreciation for all investments was $17,383,366 as of June 30, 1997.

(4)   Futures Contracts
A summary of obligations under these financial instruments at June 30, 1997 is as follows:

                                                           Market    Unrealized
    Type of Future     Expiration  Contracts  Position     Value    Depreciation
    --------------     ---------   ---------  --------     -----    ------------


S&P 500 Index Futures  Sept. 1997     52        Long    $23,146,500   $(326,075)

At June 30, 1997, the Portfolio has segregated approximately $5,400,000 to cover margin requirements on open futures contracts.